Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of Other Commitments

As at December 31, 2018, the Company had the following commitments that have not been disclosed elsewhere in these consolidated financial statements:

	Not later than 1 year $	Later than 1 year and not later than 5 years $	Later than 5 years $	Total $
Rent of office spaces	350	1,005	342	1,697